First Quarter Report
July 31, 2023 (Unaudited)
Columbia California Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
City of Minneapolis(a),(b)
Revenue Bonds
Fairview Health Services
Series 2018 (Wells Fargo Bank NA)
11/15/2048	4.450%	2,250,000	2,250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.650%	1,000,000	1,000,000
Total			3,250,000
Total Floating Rate Notes (Cost $3,250,000)			3,250,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 12.9%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,148,489
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,687,263
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,201,334
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,513,512
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,671,582
05/15/2037	5.000%	840,000	932,648
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	359,323
05/15/2030	5.000%	500,000	545,030
County of Sacramento Airport System(c)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,305,045
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,832,056
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,140,539
07/01/2034	5.000%	1,000,000	1,090,044
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,082,764
07/01/2034	5.000%	700,000	756,314
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,632,988
Subordinated Series 2020
07/01/2036	5.000%	495,000	529,313
07/01/2039	5.000%	400,000	423,530
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	246,043
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,089,100
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,561,589
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2020A-2
05/01/2039	4.000%	750,000	742,482
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,450,000	4,704,615
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,544,320
Total			39,739,923
Charter Schools 4.7%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	286,344
2	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,000,000	1,017,647
08/01/2030	5.000%	1,380,000	1,404,209
08/01/2031	5.000%	850,000	864,365
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,472,097
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	307,002
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,026,321
Series 2018
08/01/2038	5.000%	1,000,000	1,016,105
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,278,362
Series 2017
07/01/2037	5.000%	3,090,000	3,186,064
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	607,444
Total			14,465,960
Higher Education 6.7%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,566,477
04/01/2035	5.000%	2,000,000	2,105,163
Series 2018-A
12/01/2036	5.000%	1,000,000	1,042,468
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,031,155
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	809,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	395,160
04/01/2026	5.000%	1,000,000	1,003,097
Biola University
Series 2017
10/01/2031	5.000%	540,000	561,698
10/01/2032	5.000%	615,000	638,862
10/01/2033	5.000%	625,000	648,671
10/01/2034	5.000%	570,000	591,012
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	233,985
10/01/2036	5.000%	250,000	258,343
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,924,735
04/01/2036	5.000%	1,120,000	1,200,074
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	980,855
California State University(e)
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,149,128
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,162,811
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	255,000	255,157
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	145,000	145,100
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,917,385
Total			20,620,600

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 7.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,047,376
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,541,086
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,079,524
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,657,063
02/01/2034	5.000%	500,000	531,149
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,052,659
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	305,340
Series 2017
11/15/2034	5.000%	250,000	267,122
11/15/2035	5.000%	270,000	287,306
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,533,044
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,075,950
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	443,533
California Statewide Communities Development Authority
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	445,813
08/01/2034	5.000%	650,000	682,296
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,042,573
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,108,220
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority(f)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,583,603
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	526,381
01/01/2036	4.000%	1,000,000	964,850
Total			23,174,888
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,175,283
Joint Power Authority 0.5%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,586,503
Local Appropriation 2.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,627,845
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,078,158
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,480,412
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	942,279
06/01/2034	5.000%	775,000	861,106
Total			6,989,800

4	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 7.9%
Bellevue Union School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	455,554
08/01/2031	0.000%	615,000	461,607
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,117,135
Compton Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AMBAC)
06/01/2024	0.000%	1,925,000	1,866,636
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,093,406
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	518,616
Encinitas Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
07/31/2035	0.000%	500,000	644,219
Long Beach Unified School District(g)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,004,571
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,398,585
Monterey Peninsula Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,801,679
Napa Valley Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,628,928
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	672,309
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pomona Unified School District(g)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	728,180
Rancho Santiago Community College District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,846,988
Rescue Union School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	992,873
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	524,750
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,033,376
08/01/2032	5.000%	1,500,000	1,552,222
Total			24,341,634
Multi-Family 1.3%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,130,767	1,107,732
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	402,963
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,013,018
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	369,431
Series 2017
05/15/2032	5.000%	1,000,000	1,042,248
Total			3,935,392

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 7.7%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,347,259
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,102,673
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	448,090
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,855,729
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,286,348
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,912,692
Series 2019B
07/01/2031	5.000%	2,500,000	2,819,929
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,727,561
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,097,907
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,318,421
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	576,537
08/15/2041	5.000%	400,000	458,720
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	862,703
01/01/2031	5.000%	1,000,000	1,014,765
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
01/01/2038	5.000%	1,650,000	1,836,595
Total			23,665,929
Other Bond Issue 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	407,069
09/01/2034	4.000%	600,000	609,909
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	355,544
02/01/2033	4.000%	500,000	507,353
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	649,451
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	363,917
Total			2,893,243
Ports 0.7%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	778,932
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2039	4.000%	1,260,000	1,273,577
Total			2,052,509
Prepaid Gas 1.9%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,043,428
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,780,000	1,911,979
Series 2009C
11/01/2039	6.500%	2,350,000	2,863,959
Total			5,819,366

6	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 0.6%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,668,836
Refunded / Escrowed 9.0%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,075,128
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,234,583
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	443,585
11/15/2030	5.000%	600,000	694,792
11/15/2032	5.000%	850,000	1,015,848
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	605,000	619,642
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,092,949
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,339,582
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,023,363
Prerefunded 11/15/23 Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,005,404
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,832,563
05/15/2037	5.000%	1,410,000	1,603,981
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,150,459
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	4,000,000	4,064,837
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,502,048
Total			27,698,764
Retirement Communities 3.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	322,807
07/01/2029	5.000%	300,000	312,746
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	501,335
10/01/2035	4.000%	1,000,000	1,001,369
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	1,934,508
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,597,726
10/01/2026	5.000%	1,000,000	1,020,970
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	155,967
Series 2021
04/01/2039	4.000%	750,000	723,141
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	306,232
07/01/2036	4.000%	430,000	436,239
Total			9,313,040

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,546,374
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	661,920
06/01/2036	5.000%	1,180,000	1,262,517
Total			3,470,811
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	424,709
06/01/2034	4.000%	250,000	255,517
Total			680,226
Special Property Tax 14.4%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	673,882
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	685,167
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,336,893
Special Assessment Refunding Bonds
Series 2019
09/02/2032	5.000%	340,000	369,706
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	859,499
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2026	5.000%	1,000,000	1,018,438
09/01/2027	5.000%	1,000,000	1,019,247
09/01/2030	5.000%	815,000	831,433
09/01/2031	5.000%	590,000	601,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,098,703
10/01/2031	5.000%	1,640,000	1,732,681
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	535,305
05/01/2033	5.000%	1,000,000	1,070,237
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,257,610
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,137,771
09/01/2031	5.000%	2,720,000	2,816,047
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	540,035
09/01/2030	5.000%	625,000	636,567
09/01/2032	5.000%	625,000	635,766
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,012,394
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,088,660
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	368,876
09/01/2033	5.000%	730,000	803,422
09/01/2034	5.000%	500,000	551,296
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	952,668
10/01/2030	5.000%	350,000	376,809

8	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,036,928
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	714,640
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,243,520
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,538,456
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	291,493
08/01/2031	5.000%	355,000	376,359
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	710,311
08/01/2032	5.000%	580,000	613,579
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	229,810
08/01/2030	5.000%	175,000	178,801
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,930,851
08/01/2029	5.000%	1,000,000	1,038,077
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,245,593
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,345,011
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2026	5.000%	700,000	725,762
Total			44,230,291
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 4.7%
California State Public Works Board
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,825,731
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2015A
06/01/2028	5.000%	1,175,000	1,217,891
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,773,694
Various Capital Projects
Series 2014E
09/01/2030	5.000%	1,500,000	1,527,119
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,054,559
Total			14,398,994
State General Obligation 2.0%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,460,765
04/01/2031	5.000%	1,000,000	1,124,931
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,155,180
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,337,689
Total			6,078,565
Tobacco 0.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2032	5.000%	250,000	274,507
06/01/2033	5.000%	250,000	274,188
06/01/2034	4.000%	200,000	205,164
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,347,414
Total			2,101,273

Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	348,301
10/01/2037	5.000%	300,000	328,858
Total			677,159
Turnpike / Bridge / Toll Road 1.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,075,026
Foothill-Eastern Transportation Corridor Agency(g)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,493,036
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	375,603
Total			5,943,665
Water & Sewer 4.8%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	536,244
09/01/2035	5.000%	830,000	888,198
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,696,154
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	729,983
11/15/2026	5.000%	1,000,000	1,046,305
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	954,607
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,073,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,849,822
Series 2023A
07/01/2040	5.000%	500,000	576,655
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,030,800
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	600,486
02/01/2036	4.000%	1,325,000	1,356,916
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,523,282
Total			14,863,012
Total Municipal Bonds (Cost $304,728,776)			301,585,666

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.579%(h)	100,343	100,333
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(h)	69,601	69,601
Total Money Market Funds (Cost $169,944)		169,934
Total Investments in Securities (Cost: $308,148,720)		305,005,600
Other Assets & Liabilities, Net		2,442,167
Net Assets		307,447,767

10	Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $18,670,245, which represents 6.07% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia California Intermediate Municipal Bond Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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